Share-based Payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments
Note 16 - Share-based Payments
During the year ended December 31, 2024 the Company recorded aggregate share-based payments of $2,346 (2023 - $2,068) as they relate to the fair value of stock options and RSUs vested, and RSUs settled in cash during the year.
Share-based payments for the year ended December 31, 2024 were allocated to expense accounts as follows:

	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of options vested	$743	$471	$1,214
RSUs with performance criteria	986	49	1,035
RSUs with no performance criteria	40	57	97
Total	$1,769	$577	$2,346
Share-based payments for the year ended December 31, 2023 were allocated to expense accounts as follows:

	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$762	$479	$1,241
RSUs with performance criteria	815	12	827
Total	$1,577	$491	$2,068